Document And Entity Information	9 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001537561
Entity Registrant Name	Arch Therapeutics, Inc.
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Document Type	S-1/A
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-0524102
Entity Address, Address Line One	235 Walnut St., Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	617
Local Phone Number	431-2313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 filed with the Securities and Exchange Commission on August 19, 2022 (File No. 333-267004) (this "Amendment No. 1") is being filed solely (i) to file the Inline XBRL data to the Financial Statements and Notes thereto and (ii) to update the Consolidated Statements of Cash Flows (Unaudited) in the Financial Statements to remove the six-month period ended March 31, 2022 and 2021 and to include the nine-month period ended June 30, 2022 and 2021. Accordingly, this Amendment No. 1 consists solely of the facing page, Part II, Item 16, and the signature page. This Amendment No. 1 does not modify any provision of the prospectus that forms a part of the Registration Statement. Accordingly, a preliminary prospectus has been omitted.